UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
  (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 51.2%
Consumer Discretionary - 5.6%
Brunswick Corp.
7.375%, 09/01/2023	$150,000	$165,150
Coach, Inc.
4.250%, 04/01/2025	355,000	363,150
ERAC USA Finance LLC
2.350%, 10/15/2019 (a)	150,000	152,952
Grupo Televisa SAB
5.000%, 05/13/2045	250,000	241,210
Kohl's Corp.
4.000%, 11/01/2021	1,000,000	1,047,192
Lamar Media Corp.
5.000%, 05/01/2023	400,000	414,000
Lear Corp.
5.375%, 03/15/2024	400,000	423,000
Lennar Corp.
4.750%, 05/30/2025	400,000	390,000
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	1,000,000	952,739
Netflix, Inc.
5.375%, 02/01/2021	100,000	106,699
Pulte Group, Inc.
6.375%, 05/15/2033	200,000	208,500
Service Corp. International
7.500%, 04/01/2027	400,000	466,000
Walt Disney Co.
3.150%, 09/17/2025	676,000	748,285
		5,678,877
Consumer Staples - 4.8%
Anheuser-Busch InBev
3.650%, 02/01/2026	750,000	805,028
Cencosud
4.875%, 01/20/2023 (a)	250,000	258,158
Clorox Co.
3.500%, 12/15/2024	350,000	375,423
CVS Health Corp.
5.125%, 07/20/2045	700,000	871,963
Diageo Capital plc
2.625%, 04/29/2023	393,000	408,359
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	198,420
HJ Heinz Co.
6.375%, 07/15/2028	175,000	217,648
PepsiCo, Inc.
2.750%, 04/30/2025	1,000,000	1,034,537
Sysco Corp.
2.600%, 06/12/2022	200,000	203,885

TreeHouse Foods, Inc.
4.875%, 03/15/2022	400,000	410,000
		4,783,421
Energy - 5.0%
ConocoPhillips Co.
1.050%, 12/15/2017	1,686,000	1,676,194
Kinder Morgan, Inc.
5.300%, 12/01/2034	1,000,000	980,234
Marathon Oil Corp.
6.000%, 10/01/2017	600,000	621,809
Petroleos Mexicanos
3.500%, 01/30/2023	300,000	283,230
6.375%, 01/23/2045	300,000	303,000
Schlumberger Investment
2.400%, 08/01/2022 (a)	250,000	253,738
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	300,000	303,510
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	600,000	592,456
		5,014,171
Financials - 16.7%
Affiliated Managers Group
3.500%, 08/01/2025	260,000	260,227
Ally Financial, Inc.
5.125%, 09/30/2024	400,000	409,000
American Express Co.
1.550%, 05/22/2018	400,000	402,165
Australia & New Zealand Banking Group
1.250%, 06/13/2017	250,000	250,220
Bank of America Corp.
4.000%, 04/01/2024	945,000	1,010,276
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	100,417
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	395,000	435,154
Citigroup, Inc.
1.350%, 03/10/2017	200,000	200,249
4.500%, 01/14/2022	580,000	641,889
Commonwealth Bank of Australia
1.625%, 03/12/2018	300,000	302,158
Corporate Office Properties LP
3.700%, 06/15/2021	200,000	202,469
Credit Suisse New York
1.375%, 05/26/2017	300,000	300,285
Daimler Finance North America, LLC
1.650%, 03/02/2018 (a)	250,000	251,438
Digital Realty Trust LP
3.625%, 10/01/2022	200,000	206,192
Federal Realty Investment Trust
4.500%, 12/01/2044	355,000	388,573
Fifth Third Bank
1.450%, 02/28/2018	450,000	452,336

General Electric Capital Corp.
5.875%, 01/14/2038	400,000	542,090
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	600,000	677,850
5.750%, 01/24/2022	1,070,000	1,243,727
HCP, Inc.
2.625%, 02/01/2020	225,000	226,983
5.375%, 02/01/2021	620,000	689,907
Huntington National Bank
2.200%, 04/01/2019	350,000	353,460
ING Bank
3.750%, 03/07/2017 (a)	150,000	152,606
JPMorgan Chase & Co.
2.250%, 01/23/2020	450,000	456,416
Kimco Realty Corp.
3.125%, 06/01/2023	343,000	349,940
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	252,520
McGraw Hill Financial, Inc.
4.400%, 02/15/2026	338,000	380,092
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	205,225
Mitsubishi UFJ Trust & Bank
1.600%, 10/16/2017 (a)	250,000	250,914
Morgan Stanley
5.500%, 07/24/2020	475,000	533,494
Nationwide Mutual Insurance Co.
4.950%, 04/22/2044 (a)	235,000	244,727
New York Life Global Funding
2.150%, 06/18/2019 (a)	200,000	204,964
Nippon Life Insurance Co.
5.100%, 10/16/2044 ^ (a)	250,000	269,342
People's United Financial, Inc.
3.650%, 12/06/2022	150,000	154,609
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	178,098
Reliance Standard Life II
2.375%, 05/04/2020 (a)	400,000	401,774
State Street Corp.
2.550%, 08/18/2020	555,000	576,266
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	206,737
Symetra Financial Corp.
4.250%, 07/15/2024	250,000	260,231
Synovus Financial Corp.
7.875%, 02/15/2019	400,000	444,500
Toyota Motor Credit Corp.
1.250%, 10/05/2017	350,000	351,490
UBS
2.375%, 08/14/2019	500,000	511,585
Wells Fargo & Co.
4.125%, 08/15/2023	800,000	862,078
		16,794,673
Health Care - 4.8%
Aetna, Inc.

2.750%, 11/15/2022	755,000	770,840
Agilent Technologies, Inc.
3.200%, 10/01/2022	470,000	484,608
Becton Dickinson
3.875%, 05/15/2024	1,000,000	1,090,138
Biogen, Inc.
4.050%, 09/15/2025	907,000	978,182
Eli Lilly & Co.
2.750%, 06/01/2025	465,000	493,037
Health Net, Inc.
6.375%, 06/01/2017	400,000	413,000
Tenet Healthcare Corp.
4.750%, 06/01/2020	300,000	308,790
UnitedHealth Group, Inc.
1.083%, 01/17/2017 ^	300,000	300,404
		4,838,999
Industrials - 4.6%
ADT Corp.
4.125%, 06/15/2023	400,000	376,500
Burlington Northern Santa Fe
4.450%, 03/15/2043	600,000	672,697
Case New Holland, Inc.
7.875%, 12/01/2017	150,000	162,000
Caterpillar, Inc.
4.300%, 05/15/2044	345,000	381,121
Eaton Corp.
4.000%, 11/02/2032	762,000	815,617
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	152,838
Rolls-Royce plc
2.375%, 10/14/2020 (a)	300,000	308,314
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	153,722
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	450,000	481,916
US Airways Group, Inc.
6.125%, 06/01/2018	200,000	206,500
Valmont Industries, Inc.
5.000%, 10/01/2044	1,000,000	932,936
		4,644,161
Information Technology - 1.7%
Alibaba Group Holding
2.500%, 11/28/2019	250,000	253,322
Amkor Technology, Inc.
6.375%, 10/01/2022	125,000	120,781
Automatic Data Processing, Inc.
3.375%, 09/15/2025	250,000	272,172
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018 (a)	250,000	256,154
Juniper Networks, Inc.
3.300%, 06/15/2020	250,000	258,003
Oracle Corp.
2.500%, 10/15/2022	500,000	512,218
		1,672,650
Materials - 1.4%
Ashland, Inc.
3.875%, 04/15/2018	400,000	409,500

Codelco
4.500%, 08/13/2023 (a)	150,000	159,452
Dow Chemical Co.
3.000%, 11/15/2022	350,000	360,092
Glencore Funding, LLC
2.875%, 04/16/2020 (a)	250,000	235,207
Sociedad Quimica Y Minera
4.375%, 01/28/2025 (a)	200,000	195,500
		1,359,751
Telecommunication Services - 4.1%
AT&T, Inc.
2.625%, 12/01/2022 (b)	950,000	952,535
4.800%, 06/15/2044 (b)	1,087,000	1,120,216
CCO Holdings LLC
5.750%, 01/15/2024	350,000	369,215
Discovery Communications, Inc.
3.450%, 03/15/2025	761,000	745,941
SES Global Americas Holdings
2.500%, 03/25/2019 (a)	150,000	151,269
Verizon Communications
3.850%, 11/01/2042	850,000	802,618
		4,141,794
Utilities - 2.5%
American Electric Power Co., Inc.
2.950%, 12/15/2022	250,000	260,619
Colbun
4.500%, 07/10/2024 (a)	200,000	209,500
Electricite de France
2.150%, 01/22/2019 (a)	200,000	204,183
Georgia Power Co.
5.950%, 02/01/2039	500,000	653,932
Pacific Gas & Electric Co.
3.250%, 06/15/2023	175,000	186,905
Public Service Enterprise Group Power LLC
3.000%, 06/15/2021	1,000,000	1,014,961
		2,530,100
Total Corporate Bonds
(Cost $49,798,133)		51,458,597

MUNICIPAL BONDS - 21.0%
Broward County, Florida Airport Revenue
Series A
5.000%, 10/01/2026	1,250,000	1,563,575
Cape Girardeau County, Missouri School District 2
4.000%, 04/01/2026 - BAM Insured	500,000	574,060
Chesterfield County, Virginia Industrial Development Authority
0.590%, 08/01/2024 ^	3,095,000	3,095,000
Chicago, Illinois Board of Education
3.881%, 12/01/2016	875,000	878,412
Series B
5.000%, 12/01/2018 - AMBAC Insured	400,000	414,636
Chicago, Illinois O'Hare International Airport Revenue
5.000%, 01/01/2027	1,000,000	1,234,840
Chicago, Illinois Wastewater Transmission Revenue
5.180%, 01/01/2027	1,000,000	1,095,160

Chicago, Illinois Waterworks Revenue
Series A-1
5.000%, 11/01/2031	500,000	602,955
Cleveland, Ohio Airport Revenue (c)
5.000%, 01/01/2024 - AGM Insured	1,050,000	1,251,201
Detroit, Michigan Water Supply System Revenue
Series B
5.500%, 07/01/2035 - BHAC, FGIC Insured	185,000	199,201
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 - BAM Insured	250,000	281,752
Gulfport, Mississippi Memorial Hospital Revenue
Series A
5.750%, 07/01/2031	95,000	95,000
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 - BAM Insured	335,000	406,472
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,070
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	203,313
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	135,000	135,286
Kankakee, Illinois
4.000%, 01/01/2025	250,000	277,100
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 - AGM Insured	350,000	389,263
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	545,000	604,509
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	262,623
Marshall, Michigan Public School District
4.000%, 11/01/2027 - QSBLF Insured	260,000	299,125
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - GNMA, FNMA, FHLMC Insured	235,000	248,325
New Haven, Michigan Community School District
5.000%, 05/01/2026 - QSBLF Insured	1,000,000	1,251,960
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	800,000	915,168
4.000%, 06/15/2024	1,000,000	1,072,380
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - GNMA, FNMA, FHLMC Insured	500,000	534,175

Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	291,298
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	357,051
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
0.720%, 11/01/2039 - AGM Insured ^	300,000	300,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 - AGC Insured	1,000,000	1,375,230
South Lyon, Michigan Community Schools
5.000%, 05/01/2026	360,000	458,791
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	295,000	317,753
Total Municipal Bonds
(Cost $20,276,625)		21,135,684

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%
Bank of America Commercial Mortgage Trust
Series 2007-4, Class AM
6.000%, 02/10/2051 ^	256,000	266,821
Series 2008-1, Class AM
6.479%, 02/10/2051 ^	250,000	265,634
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM
5.582%, 09/11/2041 ^	102,000	102,038
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	558,437
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 09/12/2047	750,000	822,591
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	71,274	72,694
Greenpoint Mortgage
Series 2003-1, Class A1
3.135%, 10/25/2033 ^	326,234	321,809
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	150,791
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	619,058
Series 2007-GG10, Class A4
5.988%, 08/10/2045 ^	261,675	268,430
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	559,891
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4
3.144%, 06/15/2049	500,000	527,513

Master Asset Securitization Trust
Series 2003-4, Class 1A1
5.750%, 05/25/2033	260,955	269,612
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.306%, 04/17/2048	500,000	533,374
Series 2015-C25, Class A4
3.372%, 10/15/2048	750,000	805,427
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.820%, 06/11/2042 ^	150,000	154,747
Morgan Stanley Mortgage Trust
Series 35
1.073%, 05/20/2021 ^	10,579	10,609
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	70,106	70,096
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.538%, 08/15/2039 ^	35,145	35,349
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	530,591
Total Commercial Mortgage-Backed Securities
(Cost $6,793,181)		6,945,512

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.3%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032 (d)	1,371,345	196,345
Series 3293, Class MP
5.500%, 03/15/2037	137,305	155,020
Federal Home Loan Mortgage Corporation
Series K-712, Class X1
1.479%, 11/25/2019 ^ (d)	1,159,814	41,391
Series K-026, Class X1
1.159%, 11/25/2022 ^ (d)	9,738,542	520,886
Series K-027, Class X1
0.946%, 01/25/2023 ^ (d)	9,752,214	415,464
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	158,118	168,144
5.000%, 01/01/2024, #C90779	139,914	154,491
2.500%, 08/01/2032, #C91531	250,504	257,518
3.000%, 10/01/2032, #D99625	163,633	172,878
4.000%, 10/01/2040, #G06061	313,710	339,915
4.000%, 08/01/2042, #Q10153	329,587	354,801
Federal National Mortgage Association
Series 2013-M4, Class X1
4.089%, 02/25/2018 ^ (d)	284,843	11,267
Series 2012-M8, Class X1
2.237%, 12/25/2019 ^ (d)	1,204,901	42,101
Series 2012-M3, Class X1
0.428%, 01/25/2022 ^ (d)	3,190,207	46,625

Series 2012-M2, Class X
0.888%, 02/25/2022 ^ (d)	1,329,875	45,871
Series 2012-34, Class PC
5.500%, 01/25/2032	91,442	103,559
Series 2012-90, Class DA
1.500%, 03/25/2042	95,492	93,678
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	282,320	308,932
2.500%, 06/01/2023, #AB9602	240,166	249,269
5.170%, 06/01/2028, #468516	234,026	282,917
4.500%, 06/01/2034, #MA1976	301,807	331,620
6.500%, 12/01/2036, #888112	55,398	63,790
4.500%, 04/01/2039, #930922	302,591	333,289
4.500%, 04/01/2041, #AH9719	212,609	233,199
4.000%, 03/01/2045, #AY6502	555,468	595,874
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	355,010
Series 2013-144, Class UI
4.500%, 10/16/2028 (d)	1,035,398	97,785
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	152,737
Series 2012-109, Class AB
1.388%, 09/16/2044	68,476	67,601
Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	157,439	170,636
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $6,101,235)		6,362,613

U.S. TREASURY SECURITIES - 5.8%
U.S. Treasury Note
1.625%, 05/15/2026
Total U.S. Treasury Securities
(Cost $5,772,407)	5,750,000	5,820,529

EXCHANGE TRADED FUNDS - 5.6%	Shares
iShares Barclays CMBS Bond Fund	1,858	98,827
iShares iBoxx Investment Grade Corporate Bond Fund	42,595	5,227,684
iShares MBS Bond Fund	3,010	331,010
Total Exchange Traded Funds
(Cost $5,310,864)		5,657,521

INVESTMENT COMPANY - 0.8%
Nuveen Premier Municipal Income Fund
Total Investment Company
(Cost $660,342)	50,000	753,500

SHORT-TERM INVESTMENT - 3.1%
First American Government Obligations Fund - Class Z, 0.24% (e)
Total Short-Term Investment
(Cost $3,072,046)	3,072,046	3,072,046

Total Investments - 100.7%
(Cost $97,784,833)		101,206,002
Other Assets and Liabilities, Net - (0.7)%		(730,721)
Total Net Assets - 100.0%		$100,475,281

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of June 30, 2016 the market value of these investments were $5,808,276, or 5.8% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of June 30, 2016.
(b)	Security has been segregated as collateral for when-issued security.
(c)	Security purchased on a when-issued basis. At June 30, 2016, the value of this security amounted to $1,251,201 or 1.2% of total net assets.
(d)	Interest only security.
(e)	The rate shown is the annualized seven-day effective yield as of June 30, 2016.
AGC - Assured Guaranty Corporation
AGM - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
BAM - Build America Mutual Assurance Company
BHAC - Berkshire Hathaway Assurance Corporation
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NATL - National Public Finance Guarantee Corporation
QSBLF - School Bond Qualification Program

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$51,458,597	$-	$51,458,597
Municipal Bonds	-	21,135,684	-	21,135,684
Commercial Mortgage-Backed Securities	-	6,945,512	-	6,945,512
U.S. Government & Agency Mortgage-Backed Securities	-	6,362,613	-	6,362,613
U.S. Treasury Securities	-	5,820,529	-	5,820,529
Exchange Traded Funds	5,657,521	-	-	5,657,521
Investment Company	753,500	-	-	753,500
Short-Term Investment	3,072,046	-	-	3,072,046
Total Investments	$9,483,067	$91,722,935	$-	$101,206,002

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.9%
Consumer Discretionary - 15.8%
Amazon.com, Inc. *	2,300	$1,645,926
Home Depot, Inc.	7,900	1,008,751
Las Vegas Sands Corp.	7,000	304,430
Lowe's Companies, Inc.	5,400	427,518
Marriott International, Inc. - Class A	6,700	445,282
Mattel, Inc.	7,900	247,191
McDonald's Corp.	12,300	1,480,182
Netflix, Inc. *	4,500	411,660
Nike, Inc. - Class B	12,100	667,920
Omnicom Group, Inc.	10,000	814,900
Walt Disney Co.	2,900	283,678
Yum! Brands, Inc.	1,500	124,380
		7,861,818
Consumer Staples - 9.7%
Altria Group, Inc.	10,850	748,216
Colgate-Palmolive Co.	4,000	292,800
Costco Wholesale Corp.	1,500	235,560
Kimberly-Clark Corp.	3,100	426,188
Kroger Co.	31,300	1,151,527
Procter & Gamble Co.	9,300	787,431
Sysco Corp.	7,400	375,476
Tyson Foods, Inc. - Class A	4,000	267,160
Wal-Mart Stores, Inc.	7,400	540,348
		4,824,706
Energy - 11.2%
Baker Hughes, Inc.	17,900	807,827
Cimarex Energy Co.	1,300	155,116
Exxon Mobil Corp.	19,800	1,856,052
Hess Corp.	8,900	534,890
Marathon Oil Corp.	36,400	546,364
Noble Energy, Inc.	3,300	118,371
Range Resources Corp.	3,200	138,048
Schlumberger Ltd.	14,200	1,122,936
Spectra Energy Corp.	8,000	293,040
		5,572,644
Financials - 9.7%
BlackRock, Inc.	600	205,518
Boston Properties, Inc. - REIT	5,800	765,020
CME Group, Inc.	12,500	1,217,500
Leucadia National Corp.	13,800	239,154
PNC Financial Services Group, Inc.	3,600	293,004
Public Storage - REIT	1,800	460,062
T. Rowe Price Group, Inc.	1,600	116,752
Travelers Companies, Inc.	9,000	1,071,360
Vornado Realty Trust - REIT	4,600	460,552
		4,828,922

Health Care - 13.8%
Becton, Dickinson and Co.	4,000	678,360
Bristol-Myers Squibb Co.	2,900	213,295
C.R. Bard, Inc.	1,100	258,676
Cardinal Health, Inc.	9,973	777,994
Edwards Lifesciences Corp. *	1,500	149,595
Eli Lilly & Co.	1,500	118,125
Johnson & Johnson	15,700	1,904,410
Merck & Co., Inc.	12,000	691,320
Pfizer, Inc.	32,500	1,144,325
Shire plc - ADR	400	73,658
Stryker Corp.	1,200	143,796
UnitedHealth Group, Inc.	2,900	409,480
Varian Medical Systems, Inc. *	1,400	115,122
Zimmer Biomet Holdings, Inc.	1,600	192,608
		6,870,764
Industrials - 14.7%
3M Co.	5,800	1,015,696
Boeing Co.	8,600	1,116,882
C.H. Robinson Worldwide, Inc.	10,300	764,775
Deere & Co.	9,600	777,984
Emerson Electric Co.	6,700	349,472
Expeditors International of Washington, Inc.	6,100	299,144
General Electric Co.	4,600	144,808
Honeywell International, Inc.	5,400	628,128
Parker-Hannifin Corp.	2,100	226,905
Raytheon Co.	2,800	380,660
United Parcel Service, Inc. - Class B	10,300	1,109,516
Verisk Analytics, Inc. *	5,700	462,156
		7,276,126
Information Technology - 17.3%
Accenture plc - Class A	10,200	1,155,558
Alphabet, Inc. - Class C *	1,150	795,915
Apple, Inc.	2,500	239,000
Cisco Systems, Inc.	22,400	642,656
Fiserv, Inc. *	4,550	494,722
Intel Corp.	33,893	1,111,690
International Business Machines Corp.	1,700	258,026
Microsoft Corp.	39,922	2,042,809
NVIDIA Corp.	17,000	799,170
QUALCOMM, Inc.	14,700	787,479
Vantiv, Inc. - Class A *	2,600	147,160
Xilinx, Inc.	2,700	124,551
		8,598,736
Materials - 5.7%
Air Products & Chemicals, Inc.	4,600	653,384
Ball Corp.	15,900	1,149,411
Ecolab, Inc.	1,600	189,760
Martin Marietta Materials, Inc.	3,100	595,200
Nucor Corp.	4,400	217,404
		2,805,159
Total Common Stocks
(Cost $44,524,435)		48,638,875

CONTINGENT VALUE RIGHTS - 0.0%
Safeway Casa Ley * (a)	12,910	13,102
Safeway PDC, LLC * (a)	12,910	630
TOTAL RIGHTS
(Cost $0)		13,732

SHORT-TERM INVESTMENT - 2.3%
First American Government Obligations Fund - Class Z, 0.24% ^
Total Short-Term Investment
(Cost $1,126,776)	1,126,776	1,126,776

Total Investments - 100.2%
(Cost $45,651,211)		49,779,383
Other Assets and Liabilities, Net - (0.2)%		(112,406)
Total Net Assets - 100.0%		$49,666,977

* Non-income producing security.
(a) Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2016, the fair value of these investments was $13,732 or 0.0% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Safeway Casa Ley	12,910	1/15	$0
Safeway PDC, LLC	12,910	1/15	$0

^ The rate shown is the annualized seven-day effective yield as of June 30, 2016.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,638,875	$-	$-	$48,638,875
Contingent Value Rights	-	-	13,732	13,732
Short-Term Investment	1,126,776	-	-	1,126,776
Total Investments	$49,765,651	$-	$13,732	$49,779,383

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers between levels.  The Fund did hold Level 3 investments during and at the end of the period, but they are deemed immaterial and do not require disclosure of valuation techniques and inputs used.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2016	$13,732
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 6/30/2016	$13,732
Net change in unrealized appreciation of Level 3 assets as of June 30, 2016	$-

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.2%
Australia - 3.0%
ASX Ltd.	200	$6,886
Bank of Queensland Ltd.	1,378	10,994
Brickworks Ltd.	2,650	28,503
CIMIC Group Ltd.	522	14,093
		60,476
Belgium - 2.9%
Barco NV	456	29,745
Sofina SA	215	28,458
		58,203
Canada - 12.6%
Agnico Eagle Mines Ltd.	766	40,993
Cominar - REIT	1,151	15,003
Dream Office - REIT	953	13,706
Eldorado Gold Corp.	4,534	20,390
Franco-Nevada Corp.	433	32,925
Genworth MI Canada, Inc.	1,310	33,603
Manitoba Telecom Services, Inc.	975	28,625
Quebecor, Inc. - Class B	1,078	30,889
Toromont Industries Ltd.	1,320	38,457
		254,591
Denmark - 1.5%
William Demant Holding *	1,600	31,145

France - 4.6%
SCOR SE	936	27,673
Societe BIC	236	33,251
Wendel	319	32,980
		93,904
Germany - 6.4%
DMG Mori Aktiengesellschaft AG	189	8,913
Fielmann AG	371	27,135
Krones AG	262	27,676
KSB AG	99	34,058
Rational AG	68	31,470
		129,252
Hong Kong - 1.8%
ASM Pacific Technology Ltd.	1,032	7,421
Great Eagle Holdings Ltd.	2,687	10,723
Hopewell Holdings Ltd.	5,597	17,796
		35,940
Hungary - 1.5%
MOL Hungarian Oil & Gas plc	539	31,203

Ireland - 1.9%
James Hardie Industries plc	2,450	37,944

Italy - 3.8%
Autogrill SpA	2,010	16,250
Brembo	647	35,641
Salvatore Ferragamo SpA	1,275	25,989
		77,880
Japan - 17.0%
Bank of Kyoto, Ltd.	1,466	8,992
IBIDEN Co., Ltd.	1,110	12,550
Iwatani Corp.	895	5,077
MEITEC Corp.	870	29,572
Miraca Holdings, Inc.	129	5,595
Mitsui O.S.K. Lines, Ltd.	12,090	25,709
Musashino Bank, Ltd.	658	14,921
NHK Spring Co., Ltd.	3,030	24,591
ORIX JREIT, Inc. - REIT	10	17,222
OSG Corp.	843	14,043
Rohm Co. Ltd.	773	30,510
SBI Holdings, Inc.	2,810	27,982
Sega Sammy Holdings, Inc.	459	4,943
Shiseido Co., Ltd.	720	18,762
Toho Co., Ltd.	578	16,006
TonenGeneral Sekiyu	3,280	29,879
Yamaguchi Financial Group, Inc.	2,570	24,303
YASKAWA Electric Corp.	2,584	33,738
		344,395
Luxembourg - 2.1%
Subsea 7 *	4,220	41,481

Mexico - 3.1%
Grupo Aeroportuario del Sureste	2,070	32,984
Industrias Bachoco SAB de CV	7,251	29,885
		62,869
New Zealand - 1.5%
Contact Energy Ltd.	8,213	30,491

Norway - 1.6%
Det Norske Oljeselskap ASA *	2,652	32,324

Philippines - 3.5%
Globe Telecom, Inc.	750	37,913
GT Capital Holdings, Inc.	1,060	32,586
		70,499
Singapore - 1.5%
Venture Corp. Ltd.	5,039	31,004

South Africa - 6.3%
Anglo American Platinum Ltd. *	1,288	32,200
Investec Ltd.	1,508	9,245
Massmart Holdings Ltd.	3,320	28,360
Rand Merchant Investment Holdings Ltd.	11,740	32,922
RMB Holdings Ltd.	6,725	25,775
		128,502
South Korea - 2.6%
Korea Zinc Co., Ltd.	80	35,476
Lotte Chemical Corp.	72	17,920
		53,396
Spain - 1.5%
Mediaset Espana Comunicacion	2,655	29,971

Sweden - 5.4%
Indutrade AB	1,350	26,693
Intrum Justitia AB	890	27,913
Latour Investment AB - Class B	797	30,031
Peab AB	3,239	24,575
		109,212
Switzerland - 4.0%
Banque Cantonale Vaudoise	50	33,474
Conzzeta AG	10	6,385
Straumann Holding AG	69	27,221
Swiss Life Holding AG	60	13,866
		80,946
United Kingdom - 6.1%
Derwent London plc - REIT	550	19,188
Great Portland Estates plc - REIT	2,410	20,173
Intertek Group plc	730	34,013
Persimmon plc	1,020	19,780
Severn Trent plc	196	6,395
St. James's Place plc	970	10,230
Travis Perkins plc	682	13,456
		123,235
Total Common Stocks
(Cost $1,921,993)		1,948,863

SHORT-TERM INVESTMENT - 2.9%
First American Government Obligations - Class Z, 0.24% ^
Total Short-Term Investment
(Cost $58,637)	58,637	58,637

Total Investments - 99.1%
(Cost $1,980,630)		2,007,500
Other Assets and Liabilities, Net - 0.9%		18,406
Total Net Assets - 100.0%		$2,025,906

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of June 30, 2016.
REIT - Real Estate Investment Trust
At June 30, 2016, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Financials	24.7%
Industrials	22.0%
Materials	12.2%
Consumer Discretionary	11.4%
Information Technology	7.1%
Energy	6.7%
Consumer Staples	3.8%
Telecommunication Services	3.3%
Health Care	3.2%
Utilities	1.8%
Short-Term Investment	2.9%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$387,648	$1,561,215	$-	$1,948,863
Short-Term Investment	58,637	-	-	58,637
Total Investments	$446,285	$1,561,215	$-	$2,007,500

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.2%
Consumer Discretionary - 5.2%
BorgWarner, Inc.	13,976	$412,571
Harley-Davidson, Inc.	20,044	907,993
Target Corp.	17,929	1,251,803
		2,572,367
Consumer Staples - 10.4%
Altria Group, Inc.	5,849	403,347
CVS Health Corp.	12,559	1,202,399
General Mills, Inc.	9,246	659,425
Mondelez International, Inc.	16,303	741,949
PepsiCo, Inc.	9,160	970,410
Philip Morris International, Inc.	11,001	1,119,022
		5,096,552
Energy - 13.2%
Chevron Corp.	9,595	1,005,844
ConocoPhillips	12,102	527,647
National Oilwell Varco, Inc.	29,636	997,252
Phillips 66	9,223	731,753
Royal Dutch Shell - ADR	25,050	1,383,261
Schlumberger Ltd.	12,630	998,780
Spectra Energy Corp.	23,589	864,065
		6,508,602
Financials - 20.6%
American Express Co.	14,349	871,845
Ameriprise Financial, Inc.	12,834	1,153,135
Bank of America Corp.	76,725	1,018,141
Berkshire Hathaway, Inc. - Class B *	10,220	1,479,754
Chubb Ltd.	12,245	1,600,544
Citigroup, Inc.	27,263	1,155,679
MetLife, Inc.	21,164	842,962
Prudential Financial, Inc.	15,679	1,118,540
Wells Fargo & Co.	18,362	869,073
		10,109,673
Health Care - 12.5%
Abbott Laboratories	24,936	980,234
AbbVie, Inc.	16,640	1,030,183
Aetna, Inc.	10,570	1,290,914
Amgen, Inc.	5,955	906,053
Cigna Corp.	7,359	941,879
Merck & Co., Inc.	17,243	993,369
		6,142,632

Industrials - 16.1%
3M Co.	2,750	481,580
Caterpillar, Inc.	13,472	1,021,312
Eaton Corp.	14,701	878,091
Emerson Electric Co.	13,364	697,066
General Electric Co.	47,152	1,484,345
Honeywell International, Inc.	4,210	489,707
Lockheed Martin Corp.	4,055	1,006,330
Norfolk Southern Corp.	5,422	461,575
Parker-Hannifin Corp.	12,626	1,364,239
		7,884,245
Information Technology - 14.2%
Accenture plc - Class A	5,158	584,350
Apple, Inc.	15,406	1,472,813
Intel Corp.	39,635	1,300,028
Microsoft Corp.	26,300	1,345,771
Oracle Corp.	30,668	1,255,241
QUALCOMM, Inc.	18,947	1,014,991
		6,973,194
Materials - 1.0%
Dow Chemical Co.	9,765	485,418

Utilities - 3.0%
Duke Energy Corp.	9,179	787,466
Public Service Enterprise Group, Inc.	15,118	704,650
		1,492,116
Total Common Stocks
(Cost $45,075,548)		47,264,799

SHORT-TERM INVESTMENT - 3.7%
First American Government Obligations Fund - Class Z, 0.24% ^
Total Short-Term Investment
(Cost $1,827,640)	1,827,640	1,827,640

Total Investments - 99.9%
(Cost $46,903,188)		49,092,439
Other Assets and Liabilities, Net - 0.1%		27,938
Total Net Assets - 100.0%		$49,120,377

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of June 30, 2016.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,264,799	$-	$-	$47,264,799
Short-Term Investment	1,827,640		-	1,827,640
Total Investments	$49,092,439	$-	$-	$49,092,439

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 91.0%
Consumer Discretionary # - 25.8%
Buckle, Inc.	44,875	$1,166,301
Cabela's, Inc. *	34,216	1,712,853
Capella Education Co.	28,249	1,487,027
DreamWorks Animation SKG, Inc. - Class A *	49,520	2,023,882
Gentex Corp.	67,145	1,037,390
John Wiley & Sons, Inc. - Class A	42,161	2,199,961
La Quinta Holdings, Inc. *	130,396	1,486,514
Live Nation Entertainment, Inc. *	77,259	1,815,587
Office Depot, Inc. *	212,570	703,607
Outerwall, Inc.	25,620	1,076,040
Staples, Inc.	170,922	1,473,348
Tupperware Brands Corp.	26,002	1,463,393
Zumiez, Inc. *	67,646	968,014
		18,613,917
Consumer Staples - 1.2%
Chefs' Warehouse, Inc. *	53,400	854,400

Energy - 4.0%
Geospace Technologies Corp. *	83,026	1,359,136
World Fuel Services Corp.	33,113	1,572,536
		2,931,672
Financials - 15.8%
Banco Latinoamericano de Comercio Exterior SA	82,531	2,187,071
Berkshire Hills Bancorp, Inc.	54,994	1,480,438
First NBC Bank Holding Co. *	51,278	860,958
Horace Mann Educators Corp.	55,415	1,872,473
Investors Bancorp, Inc.	125,111	1,386,230
Jones Lang LaSalle, Inc.	13,578	1,323,176
Umpqua Holdings Corp.	48,259	746,567
United Fire Group, Inc.	36,119	1,532,529
		11,389,442
Health Care - 7.4%
Bio-Rad Laboratories, Inc. - Class A *	18,953	2,710,658
Luminex Corp. *	129,997	2,629,839
		5,340,497
Industrials - 20.8%
Actuant Corp. - Class A	95,820	2,166,490
Armstrong Flooring, Inc. *	40,198	681,356
EnerSys	18,154	1,079,618
Kennametal, Inc.	45,624	1,008,747
Lindsay Corp.	24,618	1,670,578
MSC Industrial Direct Co., Inc. - Class A	9,675	682,668

Thermon Group Holdings, Inc. *	111,347	2,138,976
TriMas Corp. *	94,495	1,700,910
UniFirst Corp.	6,572	760,512
Werner Enterprises, Inc.	64,588	1,483,586
Woodward, Inc.	28,076	1,618,301
		14,991,742
Information Technology - 14.4%
ADTRAN, Inc.	116,004	2,163,475
Plexus Corp. *	16,697	721,310
Progress Software Corp. *	26,562	729,393
Rackspace Hosting, Inc. *	99,478	2,075,111
ScanSource, Inc. *	30,553	1,133,822
Teradata Corp. *	52,945	1,327,331
ViaSat, Inc. *	31,350	2,238,390
		10,388,832
Materials - 1.6%
FMC Corp.	15,106	699,559
Intrepid Potash, Inc. *	337,754	486,366
		1,185,925
Total Common Stocks
(Cost $66,291,358)		65,696,427

SHORT-TERM INVESTMENT - 6.2%
First American Government Obligations Fund - Class Z, 0.24% ^
Total Short-Term Investment
(Cost $4,452,724)	4,452,724	4,452,724

Total Investments - 97.2%
(Cost $70,744,082)		70,149,151
Other Assets and Liabilities, Net - 2.8%		2,008,827
Total Net Assets - 100.0%		$72,157,978

# As of June 30, 2016, the Fund had a significant portion of its assets invested in the consumer discretionary sector.  The consumer discretionary sector may be more impacted by the performance of the overall economy, competition, consumer confidence and spending.

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect as of June 30, 2016.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$65,696,427	$-	$-	$65,696,427
Short-Term Investment	4,452,724		-	4,452,724
Total Investments	$70,149,151	$-	$-	$70,149,151

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$97,784,833	$46,903,188

Gross unrealized appreciation	3,740,731	4,821,289
Gross unrealized depreciation	(319,562)	(2,632,038)
Net unrealized appreciation	$3,421,169	$2,189,251

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$45,651,211	$70,744,082

Gross unrealized appreciation	4,540,687	5,086,994
Gross unrealized depreciation	(412,515)	(5,681,925)
Net unrealized appreciation/depreciation	$4,128,172	$(594,931)

Great Lakes Disciplined International Smaller Company Fund
Cost of investments	$1,980,630

Gross unrealized appreciation	140,391
Gross unrealized depreciation	(113,521)
Net unrealized appreciation	$26,870

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  August 23, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 23, 2016

* Print the name and title of each signing officer under his or her signature.